S000077702 [Member] Investment Risks - International Developed Markets Equity Portfolio	Oct. 31, 2025
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.